Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		€ 23,137	€ 16,692
Ending balance	€ 40,707	40,707	23,137	€ 16,692
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	25,345	25,345
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		51,321	42,195	37,624
Additions		22,380	10,392	5,312
Sales and disposals		(1,618)	(1,311)	(861)
Reclassifications to right of use		251
Translation differences		(8)	46	120
Ending balance	71,823	71,823	51,321	42,195
Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Additions	4,530
Reclassifications to right of use	251
Translation differences	38
Ending balance	31,225	31,225
Acquisition value | Restated equity (modified retrospective application IFRS) | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,406
Acquisition value | IFRS 16 | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,406
Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		28,184	25,502	22,663
Sales and disposals		(1,620)	(1,310)	(855)
Reclassifications to right of use		251
Translation differences		(15)	18	61
Depreciation		4,818	3,974	3,633
Ending balance	31,117	31,117	28,184	25,502
Amortization, depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications to right of use		251
Translation differences		4
Depreciation		5,624
Ending balance	(5,879)	(5,879)
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	22,694	22,694
Land and building | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,270
Translation differences	38
Ending balance	27,364	27,364
Land and building | Acquisition value | Restated equity (modified retrospective application IFRS) | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,056
Land and building | Acquisition value | IFRS 16 | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,056
Land and building | Amortization, depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences		4
Depreciation		4,666
Ending balance	(4,670)	(4,670)
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,628	12,565
Ending balance	18,770	18,770	14,628	12,565
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	212	212
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38,031	33,060	29,733
Additions		6,382	4,674	3,178
Sales and disposals		(1,521)	(486)	(844)
Reclassifications		1,792	753	881
Translation differences		(30)	29	112
Ending balance	44,655	44,655	38,031	33,060
Installation and machinery | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Additions	84
Reclassifications to right of use	251
Ending balance	554	554
Installation and machinery | Acquisition value | Restated equity (modified retrospective application IFRS) | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219
Installation and machinery | Acquisition value | IFRS 16 | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219
Installation and machinery | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		23,403	20,495	18,252
Sales and disposals		(1,521)	(485)	(838)
Translation differences		(15)	16	53
Depreciation		4,018	3,377	3,027
Ending balance	25,885	25,885	23,403	20,495
Installation and machinery | Amortization, depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications to right of use		251
Depreciation		91
Ending balance	(342)	(342)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,632	802
Ending balance	1,909	1,909	1,632	802
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	2,440	2,440
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,452	3,209	2,973
Additions		649	1,039	246
Sales and disposals		(97)	(826)	(17)
Reclassifications		3	13
Translation differences		22	16	7
Ending balance	4,028	4,028	3,452	3,209
Furniture, fixtures & vehicles | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,176
Ending balance	3,307	3,307
Furniture, fixtures & vehicles | Acquisition value | Restated equity (modified retrospective application IFRS) | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,130
Furniture, fixtures & vehicles | Acquisition value | IFRS 16 | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,130
Furniture, fixtures & vehicles | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,819	2,407	2,184
Sales and disposals		(99)	(826)	(17)
Translation differences			2	7
Depreciation		399	236	234
Ending balance	2,119	2,119	€ 1,819	€ 2,407
Furniture, fixtures & vehicles | Amortization, depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		867
Ending balance	€ (867)	€ (867)